ACQUISITIONS	6 Months Ended
Jun. 30, 2015
ACQUISITIONS [Abstract]
ACQUISITIONS

NOTE 3:-ACQUISITION

On March 18, 2015 ("Closing Date"), the Company completed, through the Company's wholly owned subsidiary, Attunity Inc., the acquisition of 100% of the shares of Appfluent Technology, Inc., a Delaware corporation ("Appfluent"), a U.S.-based provider of data usage analytics for Big Data environments, including data warehousing and Hadoop. The results of operations of Appfluent are included in the consolidated financial statements starting with the Closing Date. Under the related acquisition agreement, the total consideration is composed as follows:

-$10,997 in cash paid on the closing date, of which $1,100 will be held in escrow for one year following the Closing Date

-726,033 ordinary shares of the Company for total fair value of $6,600, out of which 581,862 shares were issued on the Closing Date and 144,171 shares were held-back to secure indemnity claims. The held-back shares were recorded as equity at fair market value of $1,253.

-Milestone-based contingent payments in a total of up to $31,500, payable in 2016 and 2017. The milestone-based contingent payments are based on the Company's revenues recognized from sales of Appfluent products in the period between the Closing Date and December 31, 2015 and during 2016. These milestone-based contingent payments were measured at fair value at the Closing Date and recorded as a liability on the balance sheet in the amount of $1,616.

The aforesaid milestone-based contingent payments are payable, subject to certain exceptions, in cash (60%) and ordinary shares of the Company (40%), based on the average price per share over a 30-day period prior to applicable payment date.

In addition, the Company incurred acquisition related costs in a total amount of $561, which are included in general and administrative expenses. Acquisition related costs include legal, accounting fees and other external costs directly related to the acquisition.

The main reason for this acquisition was to expand the Company's offering with data usage analytics for Big Data environments, including data warehousing and Hadoop, to enable customers' understanding data usage and processing workload to optimize cost and performance.

Purchase price allocation:

Under business combination accounting principles, the total purchase price was allocated to Appfluent's net tangible and intangible assets based on their estimated fair values as set forth below. The excess of the purchase price over the net tangible and identifiable intangible assets was recorded as goodwill. The goodwill is primarily attributable to expected synergies resulting from the acquisition.

The purchase price allocation for the acquisition has been determined as follows:

Cash and cash equivalents acquired	$595
Accounts receivables and other current assets	82
Deferred revenues	(504)
Trade payables, accrued expenses and other current liabilities	(154)
Non-current liabilities	(123)
Deferred taxes, net	(1,044)
Developed technology (1)	6,350
Customers relationships (2)	382
Goodwill	13,629

Total purchase price	$19,213

(1)
Developed technology represents a combination of Appfluent's processes and trade secrets related to the design and development of its products. This proprietary know-how can be leveraged to develop new technology and improve the Company products and is amortized over 5 years using the straight line method.

(2)	Customer relationships represent the underlying relationships and agreements with Appfluent installed customer base and are amortized over 7 years using the accelerated method.

In performing the purchase price allocation, the Company considered, among other factors, analysis of historical financial performance, the best use of the acquired assets and estimates of future performance of Appfluent's products. In its allocation, the Company also conducted a valuation of intangible assets based on a market participant approach to valuation using an income approach and in connection therewith considered the report of an independent third party valuation firm and estimates and assumptions provided by management.

The following unaudited condensed combined pro forma information for the six months ended June 30, 2015 and 2014, gives effect to the acquisition of Appfluent as if it had occurred on January 1, 2014. The pro forma information is not necessarily indicative of the results of operations, which actually would have occurred had the acquisition been consummated on that date, nor does it purport to represent the results of operations for future periods. For the purposes of the pro forma information, the Company has assumed that net loss includes additional amortization of intangible assets related to the acquisition of $682 and $689 in the six months ended in June 30 2015 and 2014, respectively, and related tax effects.

	Six months ended
	June 30,
	2015	2014

	Unaudited

Revenues	$24,526	$16,050
Net loss	$(903)	$(6,144)
Basic and diluted loss per share	$(0.06)	$(0.41)